SCHEDULE OF FUTURE MATURITIES OF CONTRACTUAL LEASE PAYMENTS (Details) - USD ($)	Jun. 30, 2023	Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
Remainder of 2023	$ 40,675	$ 60,330
Year One	70,546	80,313
Year Two	38,136	66,254
Year Three	38,136	38,136
Year Four		38,136
Year Five		9,534
Thereafter	12,712
Total	200,205	232,373
Less: amount representing interest	(30,779)	(35,793)
Total	$ 169,426	$ 196,580